Subsequent Events	9 Months Ended
Sep. 30, 2020
Subsequent Events
Subsequent Events

25. Subsequent Events

In November 2020, the Company, through its wholly owned subsidiary, completed the full redemption of equity interests in XPT (Jiangsu) Automotive Technology Co., Ltd., or XPT, held by each of its minority shareholders. As a result, NIO redeemed a total of 21.09% equity interests in XPT and now indirectly wholly owns XPT. Established in May 2018, XPT mainly designs, develops and manufactures electric motors, battery packs and other smart electric vehicle components.